Right-of-use Assets and Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Current lease liabilities	$ 33,594	$ 26,128	[1]
Non-current lease liabilities	180,915	165,275	[1]
Total lease liabilities	$ 214,509	$ 191,403

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.